Post-Employment Obligations - Schedule of Consolidated Actuarial Information (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Fair value of plan assets	R$ 8,947	R$ 9,882
Net liabilities in the statement of financial position	4,306	5,417	R$ 5,693	R$ 6,205
Pension plans and retirement supplement plans [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets	8,947	9,882	9,198	9,378
Health plan [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	2,560	3,007	3,314	3,469
Dental plan [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	44	R$ 53	R$ 61	R$ 66
Actuarial assumption of expected rates of pension increases [member]
IfrsStatementLineItems [Line Items]
Present value of obligations	13,105
Fair value of plan assets	(8,947)
Net liabilities in the statement of financial position	4,306
Actuarial assumption of expected rates of pension increases [member] | Initial net liabilities [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	4,158
Actuarial assumption of expected rates of pension increases [member] | Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	148
Actuarial assumption of expected rates of pension increases [member] | Pension plans and retirement supplement plans [member]
IfrsStatementLineItems [Line Items]
Present value of obligations	10,501
Fair value of plan assets	(8,947)
Net liabilities in the statement of financial position	1,702
Actuarial assumption of expected rates of pension increases [member] | Pension plans and retirement supplement plans [member] | Initial net liabilities [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	1,554
Actuarial assumption of expected rates of pension increases [member] | Pension plans and retirement supplement plans [member] | Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	148
Actuarial assumption of expected rates of pension increases [member] | Health plan [member]
IfrsStatementLineItems [Line Items]
Present value of obligations	2,559
Net liabilities in the statement of financial position	2,559
Actuarial assumption of expected rates of pension increases [member] | Health plan [member] | Initial net liabilities [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	2,559
Actuarial assumption of expected rates of pension increases [member] | Dental plan [member]
IfrsStatementLineItems [Line Items]
Present value of obligations	45
Net liabilities in the statement of financial position	45
Actuarial assumption of expected rates of pension increases [member] | Dental plan [member] | Initial net liabilities [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	R$ 45